Indirect taxes, charges and contributions payable (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Indirect Taxes Charges And Contributions Payable
Partial payment of fees	R$ 300.0	R$ 300.0
Amount to be paid for fistel	482.2	480.0
Default interest on fistel	R$ 163.0	R$ 51.2